Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of March 31,
	2023	2022
Cash on hand	$396	$429
Bank balances	20,998,172	23,833,460
Other monetary funds	218	236
Total	$20,998,786	$23,834,125